GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill by Reporting Segment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019
Goodwill
Goodwill, Beginning Balance		$ 229,536	$ 224,117
Acquisitions		33,535	8,839
Purchase Accounting Adjustments		204	(3,620)
Impairments		(11,485)
Foreign Exchange, Net		403	200
Goodwill, Ending Balance	$ 252,193	252,193	229,536
Retail
Goodwill
Goodwill, Beginning Balance		58,098	55,509
Acquisitions		3,643	2,589
Purchase Accounting Adjustments		202
Goodwill, Ending Balance	61,943	61,943	58,098
Industrial
Goodwill
Goodwill, Beginning Balance		81,276	78,646
Acquisitions			6,250
Acquisitions		6,549
Purchase Accounting Adjustments		2	(3,620)
Goodwill, Ending Balance	87,827	87,827	81,276
Construction
Goodwill
Goodwill, Beginning Balance		82,911	82,728
Acquisitions		18,902
Impairments		(11,485)
Foreign Exchange, Net		401	183
Goodwill, Ending Balance	90,729	90,729	82,911
Construction | Commercial
Goodwill
Impairments	(11,500)
All Other
Goodwill
Goodwill, Beginning Balance		7,251	7,234
Acquisitions		4,441
Foreign Exchange, Net		2	17
Goodwill, Ending Balance	$ 11,694	$ 11,694	$ 7,251